Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Summary Of Detailed Information About Provisions

Claims from vendors
HK$
At January 1, 2021 and December 31, 2021	—
Additions from acquisition of subsidiaries (Note 34)	32,131,266
Settled during the year	(739,547)
Exchange alignment	414,124

At December 31, 2022	31,805,843